Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Weighted Average Number of Shares
37.1.1 Weighted average number of ordinary shares outstanding

	2019		2020		2021
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
	(In number of shares)
Number of issued ordinary shares	415,807,920	152,564,638,665	415,807,920	152,185,698,720	415,807,920	151,769,890,800
Number of treasury shares	(26,173,585)	(9,801,574,522)	(26,173,585)	(9,579,532,110)	(26,173,585)	(9,553,358,525)

Average number of ordinary shares outstanding	389,634,335	142,763,064,143	389,634,335	142,606,166,610	389,634,335	142,216,532,275

Number of days		365		366		365
Weighted average number of ordinary shares outstanding		391,131,683		389,634,335		389,634,335

Schedule of Earnings per Share Basic by Common Class
37.1.2 Basic earnings per share

	2019		2020		2021
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,311,255,938,055	￦	3,468,447,701,501	￦	4,409,543,288,213
Deduction: Dividends on hybrid securities		(6,512,500,000)		(22,859,500,000)		(71,537,500,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		3,304,743,438,055		3,445,588,201,501		4,338,005,788,213
Weighted average number of ordinary shares outstanding (B)		391,131,683		389,634,335		389,634,335
Basic earnings per share (A/B)	￦	8,449	￦	8,843	￦	11,134

Schedule of Adjusted Profit for Diluted Earnings per Share
37.2.1 Adjusted profit for diluted earnings per share

	2019		2020		2021
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	3,311,255,938,055	￦	3,468,447,701,501	￦	4,409,543,288,213
Deduction: Dividends on hybrid securities		(6,512,500,000)		(22,859,500,000)		(71,537,500,000)

Profit attributable to ordinary equity holders of the Parent Company		3,304,743,438,055		3,445,588,201,501		4,338,005,788,213
Adjustments: Interest expense on exchangeable bonds		—		798,012,332		2,347,186,871

Adjusted profit for diluted earnings per share	￦	3,304,743,438,055	￦	3,446,386,213,833	￦	4,340,352,975,084

Schedule of Adjusted Weighted Average Number of Shares for Diluted Earnings per Share
37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

	2019	2020	2021
	(In number of shares)
Weighted average number of ordinary shares outstanding	391,131,683	389,634,335	389,634,335
Adjustment:
Stock grants	2,890,513	3,416,737	3,945,208
Exchangeable bonds	—	1,707,650	5,000,000

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	394,022,196	394,758,722	398,579,543

Schedule of Earnings per Share Diluted by Common Class
37.2.3 Diluted earnings per share

	2019		2020		2021
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,304,743,438,055	￦	3,446,386,213,833	￦	4,340,352,975,084
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		394,022,196		394,758,722		398,579,543

Diluted earnings per share	￦	8,387	￦	8,730	￦	10,890